Income Taxes (Details)	12 Months Ended							1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)	Dec. 31, 2012 Foreign Tax Authority [Member] CAD	Dec. 31, 2012 Alternative Minimum Tax Credit Carryforward [Member] USD ($)	May 31, 2011 Olympic [Member] Canada [Member] CAD	Sep. 30, 2011 Olympic [Member] Canada [Member] CAD	Dec. 31, 2012 Net Operating Loss Carryforwards Deferred Tax Asset [Member] USD ($)	Dec. 31, 2011 Net Operating Loss Carryforwards Deferred Tax Asset [Member] USD ($)	Dec. 31, 2012 State Deferred Tax Assets [Member] USD ($)
Income Tax Examination [Line Items]
Decrease (increase) during the period	$ 7,574,000	$ (576,000)								$ 8,200,000	$ (600,000)	$ (600,000)
Federal net operating loss				199,000,000	2,800,000	300,000
AMT credit carryforward							2,100,000
Payments for income tax penalties								7,600,000	100,000
Unrecognized tax benefits would impact the effective income tax rate if recognized in future periods	6,200,000
Deferred income taxes	5,900,000
Unrecognized tax benefits, accrued interest	700,000	500,000
Unrecognized tax benefits, accrued penalties	1,000,000	1,000,000
Interest and penalties on unrecognized tax benefits	$ 200,000	$ 200,000	$ (200,000)